RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 97.8%
26,700	Amplify Transformational Data Sharing ETF(a)	$ 607,425
153,600	ARK Fintech Innovation ETF(a)	3,211,775
49,500	ARK Innovation ETF(a)	2,184,930
170,200	Bitwise Crypto Industry Innovators ETF(a)	1,370,110
13,300	Communication Services Select Sector SPDR Fund	865,564
6,100	Consumer Discretionary Select Sector SPDR Fund	1,035,841
7,600	Consumer Staples Select Sector SPDR Fund	563,692
5,450	Energy Select Sector SPDR Fund	442,377
29,100	Financial Select Sector SPDR Fund	980,961
53,400	Global X Blockchain ETF	1,646,856
9,363	Health Care Select Sector SPDR Fund	1,242,751
7,300	Industrial Select Sector SPDR Fund	783,436
66,400	Invesco China Technology ETF	2,633,424
23,400	iShares Biotechnology ETF	2,970,864
49,300	iShares China Large-Cap ETF	1,340,467
5,400	iShares Russell 2000 ETF	1,011,258
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,967,750
3,100	Materials Select Sector SPDR Fund	256,897
5,600	Real Estate Select Sector SPDR Fund	211,064
3,700	Utilities Select Sector SPDR Fund	242,128
61,000	VanEck Gold Miners ETF	1,836,710
28,700	VanEck Junior Gold Miners ETF	1,023,442
55,000	Vanguard FTSE Emerging Markets ETF	2,237,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,048,810)	30,667,122

	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET FUNDS - 5.4%
1,705,207	First American Government Obligations Fund, Class X, 5.01% (Cost $1,705,207)(b)	1,705,207

	TOTAL INVESTMENTS - 103.2% (Cost $32,754,017)	$ 32,372,329
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2)%	(1,001,074)
	NET ASSETS - 100.0%	$ 31,371,255

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.5%
	EQUITY - 1.4%
7,600	iShares Cohen & Steers REIT ETF	$ 422,332

	FIXED INCOME - 96.1%
500,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	3,900,000
30,000	iShares 20+ Year Treasury Bond ETF	3,088,200
26,400	iShares 7-10 Year Treasury Bond ETF	2,550,240
54,400	iShares iBoxx $ High Yield Corporate Bond ETF	4,083,808
29,200	iShares JP Morgan USD Emerging Markets Bond ETF	2,526,968
39,000	iShares Preferred & Income Securities ETF	1,206,270
43,000	SPDR Portfolio Long Term Treasury ETF	1,285,700
69,000	Vanguard Extended Duration Treasury ETF	6,007,830
60,500	Vanguard Long-Term Treasury ETF	3,843,565
		28,492,581

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,477,063)	28,914,913

	SHORT-TERM INVESTMENTS — 2.5%
	MONEY MARKET FUNDS - 2.5%
744,695	First American Government Obligations Fund, Class X, 5.01% (Cost $744,695)(a)	744,695

	TOTAL INVESTMENTS - 100.0% (Cost $30,221,758)	$ 29,659,608
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(6,255)
	NET ASSETS - 100.0%	$ 29,653,353

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.